Going concern	12 Months Ended
Dec. 31, 2021
Going concern
Going concern
2.	Going concern:

The consolidated and combined carve-out financial statements have been prepared on a going concern basis, which presumes the realization of assets and satisfaction of liabilities in the normal course of business.

The Company has incurred significant operating losses to date and does not generate sufficient cash from revenue generating operations to support its ongoing exploration and other business activities.

At December 31, 2021, the Company believes that it has adequate resources to maintain its minimum obligations for a period of 12 months after these financial statements were authorized for issue, including general corporate activities, based on its cash position and ability to pursue additional sources of financing, including the sale of equity or debt.

The Company currently has limited sources of operating cash flow, and has no assurance that additional funding will be available on a timely basis and under terms which would be acceptable to the Company. The Company’s ability to continue as a going concern is dependent on its ability to obtain additional sources of financing. In addition, the spread of the novel coronavirus (“COVID-19”) globally has caused and continues to cause considerable disruptions to the world economy, including financial markets and commodity prices, and could adversely impact the Company’s ability to carry out plans to obtain additional financing.

As such, there are conditions that cast substantial doubt as to the Company’s ability to meet its obligations as they come due and, accordingly, the appropriateness of the use of accounting principles applicable to a going concern.

These consolidated and combined carve-out financial statements do not reflect adjustments to the carrying values and classification of assets and liabilities that might be necessary if the Company were unable to realize its assets and settle its liabilities as a going concern in the normal course of operations. Such adjustments could be material.

The scale and impact of the COVID-19 pandemic continues to evolve and remain unpredictable. In response to the COVID-19 pandemic, the Company reduced international travel and initiated cost saving measures where necessary. To date, the COVID-19 pandemic has not had a material impact on the Company’s operations.